UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value
Education — 2.3%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	$245	$283,573
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,367,988

		$1,651,561

Electric Utilities — 1.4%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$986,220

		$986,220

Escrowed/Prerefunded — 11.1%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$963,336
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	811,703
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	822,982
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,381,618
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	212,487
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	228,303
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,602,105
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,012,100
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), Prerefunded to 8/1/19, 5.00%, 8/1/35	1,000	1,020,230

		$8,054,864

General Obligations — 19.9%
Bryan County School District, 4.00%, 8/1/33	$500	$530,100
Bryan County School District, 4.00%, 8/1/34	435	457,550
Cherokee County School System, 5.00%, 2/1/29	1,000	1,142,450
Columbia County, 5.00%, 1/1/28	1,000	1,182,560
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,176,910
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,748,916
Forsyth County, Prerefunded to 3/1/25, 5.00%, 3/1/28	1,000	1,159,900
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	307,206
Forsyth County School District, 5.00%, 2/1/32	1,000	1,180,150
Fulton County, 5.00%, 7/1/31	1,000	1,164,170
Georgia, 2.00%, 8/1/27	315	301,612
Georgia, 5.00%, 2/1/28	1,500	1,722,915
Valdosta School System, 5.00%, 2/1/28	1,000	1,155,100
Worth County School District, 5.00%, 12/1/37	235	265,863

		$14,495,402

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.4%
Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$634,138
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	571,520
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	905,777
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	412,464
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,069,870
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,027,040
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,683,420
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,366,600
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,095,310
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	716,567
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,124,190
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	558,635

		$11,165,531

Industrial Development Revenue — 3.2%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,308,000

		$2,308,000

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,175,310

		$1,175,310

Insured – Electric Utilities — 5.7%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,086,960
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,167,587
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,031,891
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	571,549
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	310,491

		$4,168,478

Insured – Escrowed/Prerefunded — 3.9%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,829,415
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), Prerefunded to 5/1/19, 5.375%, 5/1/32	1,000	1,014,460

		$2,843,875

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,328,608

		$1,328,608

Insured – Lease Revenue/Certificates of Participation — 3.0%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$783,112
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,385,776

		$2,168,888

2

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 1.1%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$165	$171,818
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	601,723

		$773,541

Insured – Water and Sewer — 4.1%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$518,340
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,864,418
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	583,915

		$2,966,673

Lease Revenue/Certificates of Participation — 2.3%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,138,840
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	560,295

		$1,699,135

Other Revenue — 2.7%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$819,113
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,134,790

		$1,953,903

Senior Living/Life Care — 1.4%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$544,035
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	445	469,942

		$1,013,977

Special Tax Revenue — 3.4%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$850,853
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	427,259
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,173,128

		$2,451,240

Transportation — 3.9%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,113,000
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	771,743
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	972,975

		$2,857,718

Water and Sewer — 10.5%
Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,178,410
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,130,210
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	433,620
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	558,295
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	282,103
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,248,610
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,643,175

3

Security	Principal Amount (000’s omitted)	Value
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	$1,000	$1,141,290

		$7,615,713

Total Tax-Exempt Investments — 98.7% (identified cost $69,593,553)		$71,678,637

Other Assets, Less Liabilities — 1.3%		$959,685

Net Assets — 100.0%		$72,638,322

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 21.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 9.4% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,678,637	$—	$71,678,637
Total Investments	$—	$71,678,637	$—	$71,678,637

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value
Education — 7.5%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,072,220
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	979,704
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,011,380
University System of Maryland, 4.00%, 4/1/34	1,000	1,053,540

		$4,116,844

Electric Utilities — 0.9%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$498,040

		$498,040

Escrowed/Prerefunded — 14.3%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$166,236
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,017,630
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	508,108
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,086,320
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,522,612
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,545,950

		$7,846,856

General Obligations — 18.2%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,153,180
Baltimore, 4.00%, 10/15/25	1,350	1,428,192
Frederick County, 5.00%, 8/1/24	1,000	1,149,320
Frederick County, 5.00%, 8/1/31	675	829,096
Harford County, 5.00%, 9/15/23	1,000	1,130,250
Maryland, 5.00%, 11/1/19	2,000	2,056,640
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,101,580
Montgomery County, 5.00%, 11/1/29	1,000	1,137,090

		$9,985,348

Hospital — 13.4%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,123,570
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,091,070
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,054,860

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	$1,000	$1,072,700
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,124,610
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 1.70%, 7/1/41(1)	250	250,000
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,652,655

		$7,369,465

Housing — 4.8%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,097,060
Maryland Community Development Administration, 4.10%, 9/1/38	500	505,845
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,040,860

		$2,643,765

Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$665	$664,987

		$664,987

Insured – Education — 1.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$520	$540,249

		$540,249

Insured – Escrowed/Prerefunded — 6.1%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,960	$3,344,593

		$3,344,593

Insured – Hospital — 6.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,526,640

		$3,526,640

Insured – Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$83,770

		$83,770

Insured – Water and Sewer — 2.0%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$470	$499,060
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	623,394

		$1,122,454

Other Revenue — 3.9%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,158,060

		$2,158,060

Senior Living/Life Care — 5.3%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,338,186
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	537,600
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,036,320

		$2,912,106

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.3%
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	$1,000	$1,009,960
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	252,415

		$1,262,375

Transportation — 8.9%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,047,560
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	557,985
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,058,880
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,051,330
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,161,690

		$4,877,445

Water and Sewer — 2.2%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,180,040

		$1,180,040

Total Tax-Exempt Investments — 98.6% (identified cost $53,340,909)		$54,133,037

Other Assets, Less Liabilities — 1.4%		$741,173

Net Assets — 100.0%		$54,874,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 15.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 12.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $664,987 or 1.2% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2018.

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,133,037	$—	$54,133,037
Total Investments	$—	$54,133,037	$—	$54,133,037

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Security	Principal Amount (000’s omitted)	Value
Education — 5.8%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,097,730
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.67%, 3/1/40(1)	1,500	1,500,000
University of Missouri, 5.00%, 11/1/25	1,000	1,145,940

		$3,743,670

Electric Utilities — 3.5%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,097,030
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,118,490

		$2,215,520

Escrowed/Prerefunded — 5.6%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$279,860
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	306,133
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,029,655
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	844,069
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,139,773

		$3,599,490

General Obligations — 25.7%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$854,025
Columbia School District, 5.00%, 3/1/31	1,000	1,060,430
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,130,770
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	980,201
Hazelwood School District, 5.00%, 3/1/27	1,000	1,175,940
Independence School District, 5.00%, 3/1/30	1,000	1,034,580
Independence School District, 5.50%, 3/1/34	1,000	1,188,050
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	212,038
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	822,491
Jefferson City School District, 5.00%, 3/1/36	1,000	1,120,090
Jefferson City School District, 5.00%, 3/1/38	500	563,185
Joplin Schools, 5.00%, 3/1/30	1,000	1,159,090
Kansas City, 5.00%, 2/1/32	450	523,661
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,101,270
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,111,910
University City School District, 0.00%, 2/15/32	1,000	637,550
University City School District, 0.00%, 2/15/33	1,000	610,180

1

Security	Principal Amount (000’s omitted)	Value
Wentzville R-IV School District, 0.00%, 3/1/27	$805	$630,331
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,025	591,599

		$16,507,391

Hospital — 14.0%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$914,630
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,054,810
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,039,290
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,097,350
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,002,710
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	172,854
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,060,960
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,097,370
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,518,229

		$8,958,203

Housing — 1.9%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	$1,000	$971,540
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	65	65,664
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	200	202,556

		$1,239,760

Industrial Development Revenue — 2.8%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,792,021

		$1,792,021

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,000,303
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	290,970

		$1,291,273

Insured-Escrowed/Prerefunded — 5.4%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,459,360

		$3,459,360

Insured-General Obligations — 1.7%
Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,071,780

		$1,071,780

Insured-Hospital — 3.4%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,147,310

		$2,147,310

Insured-Lease Revenue/Certificates of Participation — 6.3%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$946,500
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,717,642

2

Security	Principal Amount (000’s omitted)	Value
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	$2,105	$1,403,340

		$4,067,482

Insured-Special Tax Revenue — 5.8%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,834,878
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	854,329

		$3,689,207

Insured-Transportation — 3.6%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,056,326
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,242,520

		$2,298,846

Senior Living/Life Care — 4.4%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$519,165
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,040,180
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	502,070
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	250,363
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	512,740

		$2,824,518

Water and Sewer — 7.4%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,102,838
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,168,017
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,095,280
Metropolitan St. Louis Sewer District, 5.00%, 5/1/30	1,000	1,092,860
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	286,100

		$4,745,095

Total Tax-Exempt Investments — 99.3% (identified cost $61,479,925)		$63,650,926

Other Assets, Less Liabilities — 0.7%		$480,051

Net Assets — 100.0%		$64,130,977

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 28.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 15.8% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2018.

3

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	19	Short	3/20/19	$(2,269,609)	$(8,196)
U.S. Long Treasury Bond	6	Short	3/20/19	(839,438)	(4,573)

					$(12,769)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

At November 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $12,769.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,650,926	$—	$63,650,926
Total Investments	$—	$63,650,926	$—	$63,650,926

Liability Description
Futures Contracts	$(12,769)	$—	$—	$(12,769)
Total	$(12,769)	$—	$—	$(12,769)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$396,916
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,240,160
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,255,208
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	806,460
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,367,487
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,041,950
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	744,935
Western Carolina University, 5.00%, 10/1/36	1,000	1,141,550

		$8,994,666

Electric Utilities — 3.8%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,007,460
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	355,749
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	943,578
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	877,170

		$4,183,957

Escrowed/Prerefunded — 16.3%
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	$1,000	$1,015,590
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,052,600
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,456,076
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,331,353
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,070,670
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,046,180
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,117,593
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,015,840
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,015,590
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,031,180

		$18,152,672

General Obligations — 5.4%
Forsyth County, 4.00%, 3/1/28	$735	$802,319
Greensboro, Series 2014, 5.00%, 2/1/27	650	735,221
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,180,870
Pender County, 5.00%, 3/1/27	1,015	1,179,907
Winston-Salem, 4.00%, 6/1/29	1,925	2,095,074

		$5,993,391

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.1%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$285,388
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,110,640
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,133,300
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,345,437
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/33	1,650	1,676,499
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,238,105
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,032,940
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	944,098
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,110,880
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,764,904
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,218,920
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,171,640

		$19,032,751

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$784,590

		$784,590

Insured – Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,066

		$35,066

Insured – Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,808,173
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	620,982

		$2,429,155

Insured – Escrowed/Prerefunded — 1.8%
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	$1,000	$1,009,090
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,002,720

		$2,011,810

Insured – General Obligations — 0.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$291,891

		$291,891

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$605,715

		$605,715

Insured – Transportation — 4.1%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,428,035
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,144,354

		$4,572,389

Lease Revenue/Certificates of Participation — 19.1%
Buncombe County, 5.00%, 6/1/29	$750	$845,242
Buncombe County, 5.00%, 6/1/31	1,000	1,122,630
Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	294,033
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,880,240

Security	Principal Amount (000’s omitted)	Value
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	$1,000	$1,151,900
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,146,890
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/30	1,300	1,507,363
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,299,661
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,848,971
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,096,230
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,068,410
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,861,580
North Carolina Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,174,420
Orange County Public Facilities Co., 4.00%, 10/1/31	400	426,640
Scotland County Limited Obligation Bonds, 5.00%, 12/1/29	500	580,435
Scotland County Limited Obligation Bonds, 5.00%, 12/1/31	55	63,379
Scotland County Limited Obligation Bonds, 5.00%, 12/1/33	250	286,393
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,079,270
Wayne County Limited Obligation Bonds, 5.00%, 6/1/28	500	583,855
Winston-Salem, 5.00%, 6/1/27	750	847,297

		$21,164,839

Other Revenue — 2.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,124,110
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,183,202

		$2,307,312

Senior Living/Life Care — 2.9%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,221,680
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,018,560

		$3,240,240

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,057,520

		$1,057,520

Transportation — 8.3%
Charlotte Airport, 5.50%, 7/1/34	$535	$564,516
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,583,430
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,047,980
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,027,930
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40(3)	2,500	2,722,500
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,236,840

		$9,183,196

Water and Sewer — 8.4%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$845,010
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	347,340
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	610,735
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,603,814
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	799,983
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,016,360
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,828,190

Security	Principal Amount (000’s omitted)	Value
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	$1,065	$1,144,310
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,115,350

		$9,311,092

Total Tax-Exempt Investments — 102.1% (identified cost $110,641,152)		$113,352,252

Corporate Bonds & Notes — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$590	$583,698

Total Corporate Bonds & Notes — 0.5% (identified cost $590,000)		$583,698

Total Investments — 102.6% (identified cost $111,231,152)		$113,935,950

Other Assets, Less Liabilities — (2.6)%		$(2,902,210)

Net Assets — 100.0%		$111,033,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 8.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$113,352,252	$—	$113,352,252
Corporate Bonds & Notes	—	583,698	—	583,698
Total Investments	$—	$113,935,950	$—	$113,935,950

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,082,283
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	689,312

		$1,771,595

Education — 6.7%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$541,810
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,058,700
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,172,360
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,030,900
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	570,850
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	566,790
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,111,060

		$7,052,470

Electric Utilities — 2.1%
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	$2,000	$2,236,780

		$2,236,780

Escrowed/Prerefunded — 8.5%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,511,850
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	250	260,920
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	261,885
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,710,636
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,044,140
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,209,880

		$8,999,311

General Obligations — 32.9%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$342,742
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,136,800
Corvallis School District No. 509J, 5.00%, (0.00% until 6/15/20), 6/15/27	1,280	1,405,082
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,425,554
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	607,336
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,587,663
Klamath County School District, 5.00%, 6/15/29	1,155	1,282,293
Lake Oswego, 4.00%, 12/1/31	1,000	1,085,080
Lake Oswego, 5.00%, 6/1/33	2,450	2,712,664
Medford, 5.00%, 7/15/32	545	600,933
Metro, 4.00%, 6/1/31	1,365	1,475,388
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,825,375
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,155	1,157,449
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,392,337
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,130,150
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	741,700

1

Security	Principal Amount (000’s omitted)	Value
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	$700	$473,459
Portland Community College District, 5.00%, 6/15/32	795	913,081
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,283,507
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	380	380,608
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,742,521
Redmond, 5.00%, 6/1/28	605	677,080
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	385,843
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,452,465
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	707,720
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	820,866
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	745,416
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,317,220

		$34,808,332

Hospital — 8.1%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$331,836
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,384,165
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	272,178
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,799,530
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,663,710
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,118,010

		$8,569,429

Housing — 4.2%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$4,350	$4,427,734

		$4,427,734

Insured-Electric Utilities — 3.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,100,333
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,868,137

		$3,968,470

Insured-Escrowed/Prerefunded — 0.7%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$726,726

		$726,726

Insured-General Obligations — 7.1%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$4,907,600
Newport, (AGC), 0.00%, 6/1/28	1,000	741,220
Newport, (AGC), 0.00%, 6/1/29	1,225	868,954
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	943,267

		$7,461,041

Insured-Hospital — 5.6%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,159,360
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	3,070	2,790,968

		$5,950,328

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,117,820

		$1,117,820

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 12.1%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$249,221
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	8,831,683
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,274,520
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,477,018

		$12,832,442

Senior Living/Life Care — 1.7%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$445,266
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	798,757
Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	598,136

		$1,842,159

Special Tax Revenue — 1.6%
Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,710,510

		$1,710,510

Transportation — 2.8%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,310,324
Redmond, Airport Revenue, 5.50%, 6/1/24	215	218,685
Redmond, Airport Revenue, 5.75%, 6/1/27	200	203,462
Redmond, Airport Revenue, 6.00%, 6/1/34	550	560,109
Redmond, Airport Revenue, 6.25%, 6/1/39	600	611,490

		$2,904,070

Water and Sewer — 2.2%
Clackamas River Water, 5.00%, 11/1/29	$100	$113,362
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,207,421
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,038,310

		$2,359,093

Total Tax-Exempt Investments — 102.9% (identified cost $104,983,790)		$108,738,310

Other Assets, Less Liabilities — (2.9)%		$(3,079,339)

Net Assets — 100.0%		$105,658,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 17.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$108,738,310	$—	$108,738,310
Total Investments	$—	$108,738,310	$—	$108,738,310

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.3%

Security	Principal Amount (000’s omitted)	Value
Education — 10.6%
Clemson University, 5.00%, 5/1/26	$2,000	$2,352,260
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,838,239
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	644,946
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,267,560
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,233,340
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,701,120
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	663,024

		$12,700,489

Electric Utilities — 3.0%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$279,865
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,132,240
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,149,800

		$3,561,905

Escrowed/Prerefunded — 24.8%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,061,500
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,184,500
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,622,395
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,803,846
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,071,943
Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	3,942,840
South Carolina Jobs-Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/19, 5.75%, 8/1/39	3,420	3,505,876
South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,913,522
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	155,414
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,366,802
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	205,574

		$29,834,212

General Obligations — 16.7%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,331,545
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,289,340
Colleton County School District, 5.00%, 3/1/25	1,060	1,220,823
Hilton Head Island, 4.00%, 3/1/23	605	650,889
Hilton Head Island, 4.00%, 3/1/25	565	621,918
Horry County School District, 5.00%, 3/1/24	1,500	1,704,420
Horry County School District, 5.00%, 3/1/25	1,500	1,730,400
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,240,242
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	595,121
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	205,433
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	728,004
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,788,202

1

Security	Principal Amount (000’s omitted)	Value
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	$4,275	$3,901,963
Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,142,000

		$20,150,300

Hospital — 13.1%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,670,295
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,042,840
Greenville Health System, 5.00%, 5/1/31	1,500	1,646,355
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,102,710
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	679,056
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,696,250
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,704,950
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	486,369
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36(1)	1,500	1,632,465
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,145,380

		$15,806,670

Industrial Development Revenue — 1.5%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,745,367

		$1,745,367

Insured-Electric Utilities — 5.8%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$975,190
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,131,921
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,411,979
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,468,052
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	983,222

		$6,970,364

Insured-Escrowed/Prerefunded — 1.7%
Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	$2,025	$2,094,964

		$2,094,964

Insured-Lease Revenue/Certificates of Participation — 3.0%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,050,300
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,102,310
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,429,850

		$3,582,460

Insured-Special Tax Revenue — 1.0%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,216,510

		$1,216,510

Insured-Transportation — 1.2%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,496,462

		$1,496,462

Insured-Utilities — 3.5%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,183,450
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,439,560
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	561,180

		$4,184,190

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 8.8%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,257,622
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	560,875
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,315,393
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,227,300
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,115,140
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,112,660

		$10,588,990

Other Revenue — 1.7%
Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,094,140

		$2,094,140

Senior Living/Life Care — 0.9%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,066,150

		$1,066,150

Special Tax Revenue — 1.3%
Hilton Head Island, Beach Preservation Fee Pledge, 5.00%, 8/1/25	$400	$462,036
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,118,820

		$1,580,856

Student Loan — 0.9%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,040	$1,057,982

		$1,057,982

Water and Sewer — 2.8%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,825,528
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,139,300
North Charleston Sewer District, 2.00%, 1/1/29	500	453,935

		$3,418,763

Total Tax-Exempt Investments — 102.3% (identified cost $120,044,011)		$123,150,774

Other Assets, Less Liabilities — (2.3)%		$(2,816,230)

Net Assets — 100.0%		$120,334,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 15.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 6.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$123,150,774	$—	$123,150,774
Total Investments	$—	$123,150,774	$—	$123,150,774

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,062,650
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	380	380,566

		$1,443,216

Education — 2.4%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,509,684

		$1,509,684

Electric Utilities — 2.3%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,502,040

		$1,502,040

Escrowed/Prerefunded — 24.0%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,755,046
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,077,426
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,940	1,971,894
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	1,820	1,853,561
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	844,957
Portsmouth, Prerefunded to 7/15/19, 4.75%, 7/15/25	500	509,080
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	398,147
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	285	291,042
Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,159,202
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,440,825
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,025,980
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,580,100
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,527,570

		$15,434,830

General Obligations — 15.0%
Alexandria, 5.00%, 7/1/28	$1,000	$1,190,340
Arlington County, 5.00%, 8/15/32	1,000	1,159,740
Culpeper, 5.00%, 8/1/25	1,350	1,565,703
Newport News, 5.00%, 8/1/28	1,000	1,169,820

1

Security	Principal Amount (000’s omitted)	Value
Norfolk, 5.00%, 9/1/36	$2,140	$2,422,480
Virginia, 5.00%, 6/1/31	2,000	2,136,040

		$9,644,123

Hospital — 17.5%
Albermarle County Economic Development Authority, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.68%, 10/1/48(1)	$2,600	$2,600,000
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,437,850
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,110,480
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	696,136
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	888,600
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	495,508

		$11,228,574

Industrial Development Revenue — 0.1%
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	$60	$60,830

		$60,830

Insured-Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,543,396

		$2,543,396

Insured-Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,052,950

		$1,052,950

Insured-Hospital — 1.3%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$795	$832,945

		$832,945

Insured-Transportation — 13.0%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,904,525
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,063,310
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,768,560
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,355	2,476,754
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	165,282

		$8,378,431

Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$581,710

		$581,710

Senior Living/Life Care — 5.1%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$152,648
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	800,835
Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	238,593

2

Security	Principal Amount (000’s omitted)	Value
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	$750	$826,387
Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,262,447

		$3,280,910

Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$443,850

		$443,850

Transportation — 2.6%
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	$500	$524,860
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,170,820

		$1,695,680

Water and Sewer — 11.2%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,174,535
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,042,840
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,165,610
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,146,810
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,633,816

		$7,163,611

Total Tax-Exempt Investments — 104.0% (identified cost $65,156,130)		$66,796,780

Other Assets, Less Liabilities — (4.0)%		$(2,570,253)

Net Assets — 100.0%		$64,226,527

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2018, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 14.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2018.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $60,830 or 0.1% of the Fund’s net assets.

3

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,796,780	$—	$66,796,780
Total Investments	$—	$66,796,780	$—	$66,796,780

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019